Current and long-term debt - Schedule of dividends declared from issuance of the Convertible Notes (Details) - Convertible Notes due 2022 [Member]								1 Months Ended
	Nov. 25, 2019 $ / shares	Sep. 10, 2019 $ / shares	Jun. 30, 2019 $ / shares	Mar. 13, 2019 $ / shares	Dec. 05, 2018 $ / shares	Sep. 20, 2018 $ / shares	Jun. 06, 2018 $ / shares	May 31, 2018
Disclosure of detailed information about borrowings [line items]
Dividends per share (in USD per share)	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Convertible conversion rate	0.02574	0.02566	0.02558	0.02548	0.02534	0.02521	0.02508	0.025